Accounting Pronouncements Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating lease right-of-use asset	$ 40,666			$ 0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	994,880			1,037,025
Increase (Decrease) in Leasing Receivables	6,050	$ 0
Proceeds from Collection of Lease Receivables	0	5,242
Accumulated Other Comprehensive Income (Loss), Net of Tax	(53,232)			$ 2,717
Accounting Standards Update 2016-02 [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating lease right-of-use asset	40,700		$ 22,800
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	3,000		3,000
Increase (Decrease) in Leasing Receivables	6,100
Proceeds from Collection of Lease Receivables		$ 5,200
Operating Lease, Liability	$ 40,700		22,800
Accounting Standards Update 2017-12 [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			4,800
Other Comprehensive Income (Loss) [Member] | Accounting Standards Update 2017-12 [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax			$ 4,800